SCOPE OF CONSOLIDATION - Acquisitions Narrative - IIva (renamed ArcelorMittal Italia) (Details) € in Millions, $ in Millions				1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Nov. 09, 2018	Nov. 01, 2018 EUR (€)	Nov. 01, 2018 USD ($)	Sep. 30, 2018 worker	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 01, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Bargain purchase gain							$ 0	$ 0	$ 209
Capital commitments						$ 448	$ 354	448
ArcelorMIttal Italia
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		€ 1,800								$ 2,100
Consideration transferred, annual installments payable		€ 180								206
Leasing costs payable, present value at acquisition date										1,540
Liabilities incurred										54
Labour agreement employment commitment, number of workers | worker				10,700
Annual installments payable, term		4 years	4 years
Consideration payable related to put option, liability at fair value										122
Provisions for environmental remediation obligations					$ 397
Contingent consideration arrangements and indemnification assets recognised as of acquisition date										359
Trade receivables recognised as of acquisition date										437
Gross contractual amounts receivable for acquired receivables										501
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables										64
Identifiable intangible assets recognised as of acquisition date										267
Current liabilities recognised as of acquisition date										158
Favorable land lease contracts recognised as of acquisition date										61
Bargain purchase gain			$ 181						$ 209
Preliminary working capital adjustment		€ 400	500
Revenue of acquiree since acquisition date					398
Loss of acquiree since acquisition date					$ (49)
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 25
Capital commitments		€ 1,300								1,400
Capital commitments, period		7 years	7 years
Environmental capital expenditure commitments		€ 800								900
ArcelorMIttal Italia | Environmental provisions
Disclosure of detailed information about business combination [line items]
Measurement period adjustment						(118)
ArcelorMIttal Italia | Deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustment						74
ArcelorMIttal Italia | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Measurement period adjustment						92		$ 92
ArcelorMIttal Italia | Bargain purchase gain
Disclosure of detailed information about business combination [line items]
Measurement period adjustment						$ (28)
ArcelorMIttal Italia | Emission rights
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date										$ 201
AM Investco Italy S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary (in percent)		94.45%	94.45%
Proportion of ownership interests held by non-controlling interests (in percent)		5.55%	5.55%
AM Investco Italy S.r.l. | ArcelorMIttal Italia
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	15.00%